Contributed Equity (Tables)	12 Months Ended
Jun. 30, 2025
Statements [Line Items]
Summary of Contributed Equity

		Consolidated
	Note	June 30, 2025 A$	June 30, 2024 A$
Fully paid ordinary shares	21(a)	535,069,876	532,443,233
Options over ordinary shares – listed		9,661,954	9,661,954

		544,731,830	542,105,187

Summary of Ordinary Shares
(a) Ordinary Shares

		June 30, 2025		June 30, 2024
	Note	No.	A$	No.	A$
At the beginning of reporting period		1,452,612,290	532,443,233	1,187,306,209	436,610,249
Shares issued during the year	21(b)	—	—	263,777,731	100,235,538
Transaction costs relating to share issues		—	—	—	(4,841,655)
Exercise of performance rights (shares issued during the year)	21(b)	7,777,285	2,626,643	1,528,350	439,101
Conversion of Convertible Notes (shares issued during the period)		—	—	—	—

At reporting date		1,460,389,575	535,069,876	1,452,612,290	532,443,233

Summary of Shares Issued
(b) Shares issued

2025 Details	Number	Issue Price A$	Total A$
Performance rights exercised (transfer from share-based payment reserve)	7,777,285	0.34	2,626,643

	7,777,285		2,626,643

2024 Details	Number	Issue Price A$	Total A$
Share issued under Retail Entitlement Offer	28,063,871	0.38	10,664,271
Shares issued under Institutional Placement	235,713,860	0.38	89,571,267
Performance rights exercised (transfer from share-based payment reserve)	1,528,350	0.29	439,101

	265,306,081		100,674,639

Summary of Unlisted Options	Unlisted Options

Expiration Date	Exercise Price	Number
August 4, 2025	$0.24	847,600

Total		847,600